Promissory Notes Payable (Tables) (Inventergy Inc [Member])	12 Months Ended
Dec. 31, 2013
Inventergy Inc [Member]
Total promissory notes
Total promissory notes at December 31, 2013 are comprised of the following:

Total promissory notes outstanding	$8,100,000
Less: unamortized discount	(2,672,783)

Promissory notes, net of discount	$5,427,217